September 22, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Homestead Funds, Inc. (the “Company”)
File Nos. 33-35788, 811-06136
Commissioners:
     On behalf of the Nasdaq-100 Index Tracking StockSM Fund, a series of the Company (the “Fund”), pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, enclosed for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material for the Special Meeting of Shareholders (the “Meeting”) of the Fund, to be held on November 18, 2008.
     The Meeting is being held for the purpose of asking shareholders of the Fund to: (1) approve changes to the Fund’s name and investment objective; (2) approve an amendment to the investment management agreement between the Company and RE Advisers Corporation; (3) approve an investment subadvisory agreement on behalf of the Fund between RE Advisers Corporation and T. Rowe Price Associates, Inc.; (4) approve the use of a “manager of managers” arrangement whereby RE Advisers Corporation, as the Fund’s investment adviser, under certain circumstances, will be able to hire and replace subadvisers to the Fund without obtaining shareholder approval; and (5) transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

Securities and Exchange Commission
September 22, 2008

     No fee is required in connection with this filing. The proxy materials are scheduled to be mailed to shareholders on or about October 13, 2008. Please call the undersigned at (703) 907-5953 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Kelly Bowers Whetstone, Esq.

Kelly Bowers Whetstone, Esq.
Secretary, Homestead Funds, Inc.
Attachment
cc: Danielle C. Sieverling
Chief Compliance Officer